CONVERTIBLE NOTE PAYABLE (Details Textual) (USD $)	9 Months Ended		12 Months Ended		72 Months Ended		1 Months Ended	9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Sep. 30, 2014 Common Stock [Member]	Apr. 30, 2014 Warrant [Member]	Sep. 30, 2014 Warrant [Member]	Sep. 30, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Sep. 30, 2014 Convertible Notes Payable [Member]	Dec. 31, 2013 Convertible Notes Payable [Member]
Proceeds from Convertible Debt	$ 0	$ 100,000	$ 100,000	$ 0	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage												4.00%
Debt Instrument, Maturity Date												Apr. 30, 2015
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000					50,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2		$ 2		$ 2
Fair Value Adjustment of Warrants	0	32,525	32,525	0	32,525		32,525	125,121	32,525	101,805	123,353
Warrants, Amortization Period								2 years
Debt Instrument, Unamortized Discount												$ 11,384	$ 26,020
Debt Instrument, Frequency of Periodic Payment												semi-annually
Warrants Expiration Term	5 years